Organization and Nature of Operations, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 26, 2021	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2020	Nov. 12, 2019
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of shares Right to receive on occurrence of Earnout event	1,078
Cash and cash equivalents		$ 47,673	$ 31,543			$ 10,806
Collectible receivables			13,800
Accounts receivable, allowance for credit loss		0	0
Payments for merger related costs		138,250
Property plant and equipment repairs and maintanance		12	10
Costs of caputalization of software		2,700
Capitalized computer software, amortization cost		86
Research and development		52,899	25,754
Advertising costs		1,789	2,631
Cash FDIC Insurance amount		250
Federally insured limits		$ 46,695
Percent of liabilities for uncertain tax positions		50.00%
Fair Value Adjustment of Warrants		$ 11,265	$ 0
2021 Equity Incentive Plan [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based arrangement number of shares available for grant		6,910,000
Stock Option [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Future exercise of stock options		1,317
Restricted Stock Units (RSUs) [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share		$ 12.85
Future exercise of stock options		20,128
Software Development [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life		3 years
Private Warrants [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share		$ 1.00
Warrants issued		5,200
Sale of gross proceeds		$ 5,200
Common Stock, Par or Stated Value Per Share		$ 11.50
Class of Warrant or Right, Unissued				10
Fair Value Adjustment of Warrants		$ 11,265
Shares reserved for warrant conversion		10
Number of private warrants exercised				5,190	5,190
Common Stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Payments of stock issuance costs		$ 175,000
Common stock, shares authorized		500,000
Common stock, shares issued		88,876
Common stock, shares outstanding		88,876
Common Stock | 2021 Equity Incentive Plan [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based arrangement number of shares available for grant		9,803
Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Sales commission contract period		1 year
Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Sales commission contract period		5 years
Public Warrants [Member] | Common Stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares reserved for warrant conversion		8,596
Common Class A [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized		500,000	500,000
Common stock, shares issued		88,876	66,934
Common stock, shares outstanding		88,876	66,934
Common Class A [Member] | Private Warrants [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share				$ 11.50
Private warrants redeemed				3,188	3,188
Aggregate of shares (in Shares)				0.6
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of consecutive trading days for determining the share price	10 years
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member] | Share Price Equals Or Exceeds Dollars Thirteen [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share	$ 13.00